Members of the Supervisory Board	6 Months Ended
Jun. 30, 2019
Members Of Supervisory Board
Members of the Supervisory Board

Members of the Supervisory Board

By order of the Cologne District Court dated March 22, 2019, Mr. Hansjörg Plaggemars was dismissed as a member of the Supervisory Board of Biofrontera AG pursuant to Section 103 (3) of the German Stock Corporation Act (AktG) for good cause. The ruling was issued on March 22, 2019 and came to the company’s attention on March 26, 2019. The ruling regarding the removal from office is effective immediately. However, an appeal could be lodged within one month, and this occurred. The appeal was rejected by the Cologne District Court on April 30, 2019 and the case was referred to the Higher Regional Court for a further ruling. The Annual General Meeting on July 10, 2019 elected Prof. Dr. Franca Ruhwedel, Professor of Finance and Accounting at the Rhein-Waal University of Applied Sciences, Kamp-Lintfort, Duisburg, to the Supervisory Board as successor to Mr. Plaggemars.